Nature of Operations - Additional Information 1 (Detail) (USD $)	0 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 15, 2014	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Jun. 30, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 10, 2014
Conversion of Stock [Line Items]
Line of credit facility expiration date		2014-09
Assets leased for prepaid price	$ 7,500,000		$ 7,500,000
Stock options issued to purchase common stock	1,146,457	1,146,457
Warrants outstanding to purchase preferred stock		6,039		686,417		690,947	695,477
Common Stock, shares authorized		100,000,000		85,000,000		85,000,000
Preferred Stock, shares authorized		10,000,000		40,000,000		40,000,000
Change in common stock par value		$ 0.0001
Redeemable Notes [Member]
Conversion of Stock [Line Items]
Redeemed convertible notes			1,016,956
Percentage of principal amount converted common stock		140.00%		140.00%
Conversion price, per share		$ 20.00		$ 20.00
Preferred Stock Series AA [Member]
Conversion of Stock [Line Items]
Warrants outstanding to purchase preferred stock		661,581
Restricted Stock Units [Member]
Conversion of Stock [Line Items]
Equity Instrument other than stock option, issued to purchase common stock	83,804
June 2014 Private Placement [Member]
Conversion of Stock [Line Items]
Sale of stock, price per share								$ 20.00
Shares issued upon conversion					29,809
Reverse stock split description		33.11451201-for-1 reverse stock split of all outstanding common stock		33.11451201-for-1 reverse stock split of all the company's outstanding stock
Ratio of reverse stock split outstanding stock					0.030198241
Common Stock, shares authorized					100,000,000
Preferred Stock, shares authorized					10,000,000
Change in common stock par value					$ 0.0001
June 2014 Private Placement [Member] | Redeemable Notes [Member]
Conversion of Stock [Line Items]
Redeemed convertible notes			1,016,956		1,016,956
Amendment of outstanding redeemable notes description		Redeemable Notes would automatically be converted at the closing of the Sprint APA into that number of shares of common stock equal to the sum of 140% of the principal plus the outstanding interest on such Redeemable Notes through the conversion divided by $20.00 per share
Percentage of principal amount converted common stock			140.00%		140.00%
Conversion price, per share					$ 20.00
June 2014 Private Placement [Member] | Preferred Stock Series AA [Member]
Conversion of Stock [Line Items]
Shares issued upon conversion					748,722
Warrants outstanding to purchase preferred stock					661,581
PDV Spectrum Holding Company, LLC [Member] | Common Class B Units [Member]
Conversion of Stock [Line Items]
Subsidiary or equity method investee, proceeds from sale of units	$ 10,000,000
Subsidiary or equity method investee, number of units issued	500,000
Sale of stock, price per share	$ 20.00